CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Common Stock, Par or Stated Value Per Share	$ 0.00001	$ 0.00001
Common Stock, Shares Authorized	5,000,000,000,000	5,000,000,000,000
Common Stock, Shares, Issued	8,188,574	5,456,974
Common Stock, Shares, Outstanding	8,188,574	5,456,974